Oct-21-03 02:24pm From- T-363 P.004/004 F-650

[redacted]

03028364

Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Cert NYS

NYSE

1-15371

RECD S.E.C.
OCT 21 2003
081

October 21, 2003

PROCESSED
OCT 24 2003
THOMSON FINANCIAL

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, iSTAR FINANCIAL INC., Series F Cumulative Redeemable Preferred Stock, par value $.001 per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on October 21, 2003. Tentative listing date – October 24, 2003.

Sincerely,